Employee Stock-Based Compensation - Summary of Restricted Stock Activity (Detail) - Restricted Stock shares in Thousands	12 Months Ended
Dec. 31, 2014 $ / shares shares
Summarizes restricted stock activity
Shares, Nonvested, Beginning balance | shares	610
Shares, Vested | shares	(583)
Shares, Nonvested, Ending balance | shares	27
Weighted Average Grant Date Fair Value, Nonvested, Beginning Balance	$ 3.42
Weighted Average Grant Date Fair Value, Vested	3.40
Weighted Average Grant Date Fair Value, Nonvested, Ending Balance	$ 3.72